COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITEMENTS AND CONTINGENCIES [abstract]
Schedule of capital commitments
	2018	2019
Contracted, but not provided for (1)	55,538	64,542

(1)

The capital commitments contracted, but not provided for, include the estimated payments to the Ministry of Natural Resources of the PRC for the next five years with respect to the Group’s exploration and production licenses.

Schedule of capital commitments of a joint venture
	2018	2019
Contracted, but not provided for	590	344

Schedule of total minimum lease payments under non-cancellable operating leases
2018

Commitments due:
No later than one year	1,762
Later than one year and not later than two years	927
Later than two years and not later than five years	2,106
Later than five years	4,260

9,055

Schedule of office properties commitments of a joint venture
2018

Commitments due:
No later than one year	24
Later than one year and not later than two years	20
Later than two years and not later than five years	32
Later than five years	63

139

Schedule of minimum lease payments under non-cancallable operating leases of plant and equipment
2018

Commitments due:
No later than one year	1,379
Later than one year and not later than two years	1,117
Later than two years and not later than five years	1,760
Later than five years	3,061

7,317